UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 12b-25

Commission File Number:  000-52786

NOTIFICATION OF LATE FILING

(Check One):         [ x ] Form 10-K                           [   ] Form 11-K                              [   ] Form 20-F                            [   ] Form 10-Q             [   ] Form N-SAR
[    ] Form N-CSR

For Period Ended: December 31, 2007

[✓]           Transition Report on Form 10-K
[   ]           Transition Report on Form 20-F
[   ]           Transition Report on Form 11-K
[   ]           Transition Report on Form 10-Q
[   ]           Transition Report on Form N-SAR
For the Transition Period Ended:

Read Instruction (on back page) Before Preparing Form.  Please Print or Type.
Nothing in this form shall be construed to imply that the Commission has verified any information Contained herein.

If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates:

PART I – REGISTRANT INFORMATION

Certified Technologies Corporation
Full Name of Registrant

_____________________________________________________________________________________________________________________________________
Former Name if Applicable

F/19, Unit A, JingFengCheng Building, 5015 Shennan Road
Address of Principal Executive Office (Street and Number)

Shenzhen PRC 518025
City, State and Zip Code

PART II – RULE 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed.  (Check box if appropriate.)

[✓]	(a)	The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

[✓]	(b)
The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K or Form N-SAR or Form N-CSR, or portion thereof will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

[ ]	(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III – NARRATIVE

State below in reasonable detail why the Form 10-K, 11-K, 20-F, 10-Q, N-SAR, N-CSR or the transition report or portion thereof could not be filed within the prescribed time period.  (Attach extra Sheets if Needed.)

The Registrant intended to file its Transition Report on Form 10-KSB within 30 days of the end of the Registrant’s fiscal year ended March 31, 2008.  However, due to unanticipated delays, certain financial presentation matters could not be finalized within the prescribed time period without unreasonable expense and effort. The Registrant represents that its Form 10-KSB will be filed within the period specified by Rule 12b-25(b)(ii).

PART IV – OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification

        Guosheng Xu    (011-86)             755-8207-0966
        (Name)    (Area Code)    (Telephone Number)

(2)
Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed?  If the answer is no, identify report(s).

[✓] Yes     [   ] No

(3)
Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

[   ] Yes      [ ✓] No

If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

Certified Technologies Corporation
(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date: June 30, 2008                                                   By: /s/ Guosheng Xu
                                     Name: Guosheng Xu
                                                         Title:   Chief Executive Officer

INSTRUCTION:  The form may be signed by an executive officer of the registrant or by any other duly authorized representative.  The name and title of the person signing the form shall be typed or printed beneath the signature.  If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative’s authority to sign on behalf of the registrant shall be filed with the form.

ATTENTION
Intentional misstatements or omissions of fact constitute Federal criminal violations (See 18 U.S.C. 1001).